RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2011
RESTRUCTURING [Abstract]
Schedule of restructuring and related costs
The following table summarizes the Company's restructuring activity for the year ended December 31, 2011:

(Amounts in thousands)	Accrued as of	Adjustments	Cash payments	Expensed	Accrued as of
	December 31, 2010	during 2011	during 2011	during 2011	December 31, 2011
Hammonton, NJ
Severance costs	$-	$-	$-	$-	$-
Contract terminations	220		(220)	-	-
Equipment removal and other	-	-	-	-	-
	$220	$-	$(220)	$-	$-

Phoenix, AZ
Severance costs	$-	$-	$-	$-	$-
Contract terminations	187	-	(187)	-	-
Equipment removal and other	-	-	-	-	-
	$187	$-	$(187)	$-	$-

The Company recorded restructuring costs in selling, general and administrative expenses in the years and segments shown in the following table:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Siding, Fencing and Stone	$-	$112	$2,445
Windows and Doors	-	102	5,258
	$-	$214	$7,703